Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage And Vessel Operating Expenses
Port charges	$ 63,027	$ 55,738	$ 63,576
Bunkers	139,252	130,800	146,089
Commissions – third parties	13,955	6,134	6,828
Commissions – related parties (Note 3)	3,870	3,780	3,850
Miscellaneous	6,007	3,606	2,619
Total voyage expenses	$ 226,111	$ 200,058	$ 222,962